LEASES - Maturity of operating leases (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	$ 1,248	$ 1,547
Less than 1 year
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	186	208
One to two years
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	168	180
Two to three years
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	160	167
Three to four years
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	145	158
Four to five years
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	139	147
More than 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	$ 450	$ 687